Note 23 - Impact of Recently Issued Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Change in Accounting Estimate [Table Text Block]
(in thousands of US dollars, except per share amounts)
	Year ended December 31, 2017
	As previously reported	Lease brokerage revenue adjustment	Principal versus agent adjustment	Restated
Statement of earnings

Revenues	$2,275,362	$13,569	$146,269	$2,435,200
Cost of revenues	1,427,281	12,315	146,269	1,585,865
Selling, general and administrative expenses	613,335	705	-	614,040
Income tax	63,300	(1,393)	-	61,907
Non-controlling interest share of earnings	20,236	83	-	20,319
Non-controlling interest redemption increment	22,583	(190)	-	22,393
Net earnings attributable to Company	49,313	2,049	-	51,362
Diluted net earnings per common share	1.25	0.05	-	1.31
(in thousands of US dollars)	As at December 31, 2017
	As previously reported	Lease brokerage revenue adjustment	Principal versus agent adjustment	Restated
Balance sheet

Accounts receivable, net of allowance	$383,385	$(843)	$-	$382,542
Contract assets, current	-	104,737	-	104,737
Unbilled revenues	41,370	(41,370)	-	-
Contract assets, non-current	-	7,104	-	7,104
Deferred income tax asset, net	52,394	(3,993)	-	48,401
Accounts payable and accrued expenses	252,904	(25,817)	-	227,087
Accrued compensation	365,709	53,926	-	419,635
Contract liabilities	-	35,423	-	35,423
Unearned revenues	11,919	(11,919)	-	-
Deferred income tax liability, net	18,579	465	-	19,044
Deficit	(128,411)	12,922	-	(115,489)
Accumulated other comprehensive loss	(43,354)	197	-	(43,157)
Non-controlling interests	4,019	438	-	4,457